Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (29,840)	$ (107,452)
Unrealized gain (loss)	2,648	(10,683)
Reclassification of loss to the statement of operations	0	10,050
Other comprehensive income (loss)	2,648	(633)
Comprehensive loss, net	$ (27,192)	$ (108,085)